Statements of Operations (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
Income Statement [Abstract]
REVENUES	$ 114,000	$ 0
OPERATING EXPENSES	249,198	273,987
NET INCOME(LOSS) BEFORE DEPRECIATION & AMORTIZATION	(135,198)	(273,987)
Depreciation & Amortization	0	0
NET INCOME(LOSS) BEFORE OTHER EXPENSE	(135,198)	(273,987)
OTHER INCOME (EXPENSE):
Interest and Penalties Expense	0	0
PROVISION FOR INCOME TAXES	(135,198)	(273,987)
Provision for income taxes	0	0
NET INCOME(LOSS)	$ (135,198)	$ (273,987)
BASIC AND DILUTED LOSS PER SHARE	$ (13.52)	$ (27.40)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	10,000	10,000